Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2021	Oct. 31, 2020
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Financial cash collateral pledged	$ 9	$ 14
Financial non-cash collateral pledged	262	276
Cash margin offset against derivative liabilities balance on balance sheet	$ 3	$ 2